NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
14.
NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	14,690,701	(2,186,441)	32,563,525
The dilutive effect arising from the convertible bonds	(2,900,645)	—	912,009
Numerator for diluted net income (loss) per ordinary share	11,790,056	(2,186,441)	33,475,534
Denominator:
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,205,186,257	2,295,154,791	2,325,338,439
Effect of dilutive securities:
Dilutive effect of share options	17,457,965	—	5,440,751
Dilutive effect of restricted shares units	32,613,976	—	26,325,143
Dilutive effect of convertible bonds	80,459,006	—	70,164,498
Denominator for diluted net income (loss) per ordinary share	2,335,717,204	2,295,154,791	2,427,268,831
Net income (loss) per ordinary share
Basic	0.01	(0.00)	0.01
Diluted	0.01	(0.00)	0.01